Parent Only Financial Information	12 Months Ended
Mar. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Only Financial Information

Note 15 - Parent Only Financial Information

The following are the condensed financial statements for Clifton Bancorp Inc. (Parent company only) at March 31, 2017 and 2016 and for the years ended March 31, 2017, 2016 and 2015.

STATEMENTS OF CONDITION

	March 31,
	2017	2016
	(In Thousands)
ASSETS
Cash and due from banks	$30,307	$51,199
Cash and Cash Equivalents	30,307	51,199

Securities available for sale, at fair value	4,435	9,591
Securities held to maturity, at cost	383	532
Loans receivable from Bank	10,831	12,107
Investment in subsidiary	251,129	241,799
Interest receivable	100	123
Other assets	120	61
Total Assets	$297,305	$315,412
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$686	$135
Stockholders' equity	296,619	315,277
Total Liabilities and Stockholders' Equity	$297,305	$315,412

Note 15 - Parent Only Financial Information (Continued)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended March 31,
	2017	2016	2015
	(In Thousands)
Income:
Dividends from subsidiary	$—	$6,500	$8,000
Interest on loans	401	449	490
Interest on securities	125	251	303
Interest on other interest-earning assets	—	18	52
Gain on sale of securities	84	—	—
Total Income	610	7,218	8,845
Non-interest expenses	628	719	704
Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	(18)	6,499	8,141
Income tax (benefit) expense	(6)	(3)	33
(Loss) Income before Equity in Undistributed Earnings of Subsidiary	(12)	6,502	8,108
Equity in undistributed (overdistributed) earnings of subsidiary	4,734	(1,101)	446
Net Income	4,722	5,401	8,554
Other comprehensive (loss) gain	(139)	653	(166)
Comprehensive Income	$4,583	$6,054	$8,388

Note 15 - Parent Only Financial Information (Continued)

STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2017	2016	2015
	(In Thousands)
Cash Flows From Operating Activities
Net income	$4,722	$5,401	$8,554
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization (accretion) of premiums and discounts	29	48	98
Realized gain on sale of securities available for sale	(84)	—	—
Decrease (increase) in interest receivable	23	126	(204)
(Increase) decrease in other assets	(3)	6	(92)
Increase (decrease) in other liabilities	563	(13)	61
Equity in (undistributed) overdistributed earnings of subsidiary	(4,734)	1,101	(446)
Net Cash Provided by Operating Activities	516	6,669	7,971
Cash Flows From Investing Activities
Proceeds from calls, maturities and repayments of:
Securities available for sale	1,330	6,726	986
Securities held to maturity	149	18,184	14,205
Proceeds from sale of securities available for sale	3,713	—	—
Purchases of:
Securities available for sale	—	—	(17,231)
Securities held to maturity	—	—	(32,089)
Repayment of loans receivable from Bank	1,276	1,231	1,129
Cash dividends paid on unallocated ESOP shares used to repay loans receivable from Bank	(272)	(377)	(329)
Additional investment in Clifton Savings Bank	—	—	(83,666)
Net Cash Provided by (Used In) Investing Activities	6,196	25,764	(116,995)
Cash Flows From Financing Activities
Net proceeds from stock offering	—	—	8,867
Dividends paid	(5,325)	(7,313)	(7,632)
Repurchase common stock	(21,549)	(56,279)	—
Funding restricted stock awards	255	7,083	23
Purchase of forfeited restricted stock awards	(955)	(102)	(14)
Repurchase of restricted stock awards	(219)	(12)	(11)
Exercise of stock options	189	1,921	7,672
Net Cash (Used in) Provided by Financing Activities	(27,604)	(54,702)	8,905
Net (Decrease) in Cash and Cash Equivalents	(20,892)	(22,269)	(100,119)
Cash and Cash Equivalents - Beginning	51,199	73,468	173,587
Cash and Cash Equivalents - Ending	$30,307	$51,199	$73,468